Putnam Absolute Return 100 Fund
Fund summaries Putnam Absolute Return 100 Fund
Goal
Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Absolute Return 100 Fund	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none		0.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	0.30%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Absolute Return 100 Fund		Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Management fees	[1][2]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses	[3]	none	none	none	none	none	none	none	none
Total annual fund operating expenses		0.65%	0.85%	1.40%	0.70%	0.90%	0.40%	0.40%	0.40%
[1]	Restated to reflect current fees. In consideration of the management fees, Putnam Management will provide investment management and investor servicing and will bear the Fund's organizational and other operating expenses, excluding only performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.
[2]	Management fees are subject to a performance adjustment.
[3]	Restated to reflect estimated fees for the current fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Absolute Return 100 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	166	187	243	146	92	41	41	41
3 years	306	271	443	297	287	128	128	128
5 years	459	471	766	462	498	224	224	224
10 years	902	992	1,680	939	1,108	505	505	505

Expense Example, No Redemption Putnam Absolute Return 100 Fund (USD $)	Class B	Class C
1 year	87	143
3 years	271	443
5 years	471	766
10 years	992	1,680

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 238%.
Investments
The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of decreased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.
Risks
It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012	1.71%
Worst calendar quarter Q3 2011	-2.22%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns Putnam Absolute Return 100 Fund		1 year	Since inception	Inception Date
Class A		1.75%	1.24%	Dec. 23, 2008
Class A after taxes on distributions		1.48%	0.87%	Dec. 23, 2008
Class A after taxes on distributions and sale of fund shares		1.13%	0.86%	Dec. 23, 2008
Class B		1.59%	1.16%	Dec. 23, 2008
Class C		1.02%	0.74%	Dec. 23, 2008
Class M		2.02%	1.21%	Dec. 23, 2008
Class R		2.54%	1.22%	Dec. 23, 2008
Class R5	[1]	3.09%	1.75%	Jul. 02, 2012
Class R6	[1]	3.12%	1.75%	Jul. 02, 2012
Class Y		3.08%	1.74%	Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)		0.12%	0.19%	Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points (no deduction for fees, expenses or taxes)		1.12%	1.19%	Dec. 23, 2008
S&P 500 Index (no deduction for fees, expenses or taxes)		16.00%	15.83%	Dec. 23, 2008
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		4.22%	6.16%	Dec. 23, 2008
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.